Financial Risk Management - Maximum Exposure to Credit Risk before Collateral Held or Other Credit Enhancements (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		¥ 387,253,951	¥ 372,678,085
Deposits with banks [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		75,754,246	77,962,347
Call loans and bills bought [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		5,200,789	5,336,280
Reverse repurchase agreements and cash collateral on securities borrowed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		22,076,009	14,148,667
Trading assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		5,511,465	5,674,162
Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		8,313,016	9,909,272
Financial assets at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		2,820,665	2,293,049
Debt investment securities at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		366,997	316,392
Debt investment securities at FVOCI [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		28,008,280	24,016,184
Loans and advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		125,190,819	121,716,465
Other financial asset [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		7,061,639	7,509,528
Loan commitments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	[1]	91,810,227	88,926,181
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	[1]	¥ 15,139,799	¥ 14,869,558

[1]	The off-balance sheet items represent the nominal amounts of undrawn loan commitments, financial guarantees and other credit-related contingent liabilities.